Retirement benefit obligations - Principal Assumptions (Details)	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Principal Actuarial And Financial Assumptions Used In Valuations Of Defined Benefit Pension Schemes [Line Items]
Discount rate	6.03%	5.57%
Rate of inflation:
Rate of salary increases	0.00%	0.00%
Weighted-average rate of increase for pensions in payment	2.61%	2.52%
Retail Price Index (RPI)
Rate of inflation:
Prices index	2.77%	2.65%
Consumer Price Index (CPI)
Rate of inflation:
Prices index	2.33%	2.13%